Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent events
Subsequent events

19. Subsequent events

On August 12, 2022, the Partnership paid a cash distribution of $0.3 million, or $0.01 per common unit, with respect to the three months ended June 30, 2022.

On August 15, 2022, the Partnership paid a distribution of $3.9 million, or $0.546875 per Series A preferred unit, for the period commencing on May 16, 2022 to August 14, 2022.